9. RECOVERABLE TAXES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Oct. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes amount	R$ 2,818,391		R$ 2,674,629
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes amount		R$ 99,065	2,078,610	R$ 556,970
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member] | Other Operating Income [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes amount		40,086	1,185,386	225,600
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member] | Financial Income [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes amount		R$ 58,979	893,224	R$ 331,370
Industrialized product tax [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes amount	805,001		840,455
Industrialized Product Tax	860,820		1,037,901
Other Current Assets	40,370		194,388
Other Non-Current Assets	15,449		3,058
Cash refund	235,405
Other federal taxes payable	R$ 863,604		R$ 529,273